Shareholder Fees {- Fidelity® Telecom and Utilities Fund}	Apr. 01, 2022 USD ($)
01.31 Fidelity Telecom and Utilities Fund PRO-07 | Fidelity® Telecom and Utilities Fund
Shareholder Fees:
(fees paid directly from your investment)	none